Vista Outdoor Inc. - 10-Q Fair Value of Financial Instruments (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		$ 750
Vista Outdoor Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 2,806	$ 3,556	$ 8,586
Stone Glacier | Vista Outdoor Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 2,806		$ 2,806	$ 9,939